Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 03, 2014
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000878719_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND

CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND (THE "FUND")

SUPPLEMENT DATED OCTOBER 3, 2014

TO THE

PROSPECTUS

DATED MARCH 1, 2014,

AS SUPPLEMENTED JULY 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED

IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On September 29, 2014, shareholders of the Fund approved a new investment sub-advisory agreement between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and Numeric Investors LLC ("Numeric"). Accordingly, Numeric now serves as a sub-adviser to the Fund.

Therefore, effective immediately, the Prospectus is amended as follows:

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

THE TABLE UNDER THE HEADING "ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)" AND THE FOOTNOTES TO SUCH TABLE ON PAGE 23 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	THE TABLE FOLLOWING THE SECOND PARAGRAPH UNDER THE HEADING "EXAMPLE" ON PAGE 23 OF THE PROSPECTUS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING TABLE:
Supplement Closing [Text Block]	ck0000878719_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.71%	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Dividend, Interest and Stock Loan Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.38%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 214
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,441

[1]	Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee actually payable by the Fund will fluctuate and may be higher or lower than that shown above.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.